Cover	Apr. 10, 2026
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Tivic Health Systems, Inc.
Entity Central Index Key	0001787740
Entity Tax Identification Number	81-4016391
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1305 E. Houston Street
Entity Address, Address Line Two	Building 1, Suite 311
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78205
City Area Code	(888)
Local Phone Number	276-6888
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false